Investment in equity investees	12 Months Ended
Dec. 31, 2021
Investment in equity investees
Investment in equity investees

8. Investment in equity investees
Measurement Alternative and NAV practical expedient
The carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was RMB21,624 million and RMB19,643 million as of December 31, 2020 and 2021, respectively, and the carrying amount of the
Group’s
investments under NAV practical expedient was RMB6,712 million and RMB7,325 million as of December 31, 2020 and 2021, respectively. For the years ended December 31, 2019, 2020 and 2021, the Group invested RMB6,198 million, RMB10,201 million and RMB4,787 million in multiple private companies and private equity funds accounted for under the Measurement Alternative and NAV practical expedient, respectively, which may have operational synergy with the Group’s core business. During the years ended December 31, 2019, 2020 and 2021, fair value changes recognized for equity investments which were measured using the Measurement Alternative, excluding the gain from fair value change recognized on ATRenew Inc. (“ATRenew”, formerly known as AiHuiShou International Co. Ltd.) for the year ended December 31, 2021, and NAV practical expedient were not significant, respectively.
Equity method
As of December 31, 2021, the Group’s investments accounted for under the equity method totaled RMB36,254 million (as of December 31, 2020: RMB30,165 million), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB4,592 million, the investment in Dada Nexus Limited (“Dada”) amounting to RMB6,075 million, the investment in JD Technology amounting to RMB11,202 million and investment in ATRenew amounting to RMB2,832 million. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

Investment in Yonghui
On August 11, 2016, the Group completed the investment in Yonghui through the subscription of newly issued ordinary shares representing 10% equity interest in Yonghui. In 2018 and 2020, the Group acquired additional ordinary shares from the existing shareholders of Yonghui, the Group’s interest in Yonghui’s issued and outstanding ordinary shares increased from 10% to 13% accordingly. Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. As of December 31, 2021, total consideration for the investment in Yonghui was RMB6,462 million in cash. Investment in Yonghui is accounted for using the equity method as the Group obtained significant influence by the rights to nominate two board members out of nine. The Group received dividend of RMB120 million, RMB147 million and RMB25 million for the years ended December 31, 2019, 2020 and 2021, respectively, which have been recorded as a reduction to the carrying amount of investment in Yonghui.
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2020	2021

	(RMB in millions)
Carrying value of investment in Yonghui’s ordinary shares	6,538	4,592
Proportionate share of Yonghui’s net tangible and intangible assets	2,602	2,225

Positive basis difference	3,936	2,367

Positive basis difference has been assigned to:
Goodwill(*)	2,603	1,111
Amortizable intangible assets (**)	1,777	1,674
Deferred tax liabilities	(444)	(418)

	3,936	2,367

(*)
In the third quarter of 2021, the Group conducted impairment assessments on its investment in Yonghui considering the duration and severity of the decline of Yonghui’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB1,492 million, to write down the carrying value of its investment in Yonghui to its fair value, based on quoted closing prices of Yonghui as of September 30, 2021.

(**)	As of December 31, 2021, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 14 years.
As of December 31, 2020 and 2021, the market value of the Group’s investment in Yonghui was RMB8,723 million and RMB4,921 million based on its quoted closing price, respectively.
Investment in Dada
Prior to 2019, the Group acquired ordinary shares and preferred shares of Dada for total consideration of RMB5,723 million with a combination of RMB3,513 million in cash, the Group’s a series of future
services arrangements commenced from 2016, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete
obligation for a period of 7 years from 2016 and the Group’s O2O business, JD Daojia. On June 5, 2020, Dada completed its initial public offering on the Nasdaq Stock Market (“Dada IPO”). Concurrently with Dada IPO, the Group converted its preferred shares investment in Dada to ordinary shares in entirety. In addition, the Group subscribed for additional ordinary shares of Dada with cash consideration of RMB703 million in 2020
. The Group’s interest in Dada was diluted to approximately 46
% and
a deemed disposal gain of RMB5,229 million
 was
recognized in “shares of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss
) for the year ended December 31, 2020.

Dada is China’s leading local
on-demand
delivery and retail platform. The investment in Dada’s ordinary shares was accounted for using the equity method as the Group obtained significant influence by the rights to nominate three board members out of nine.

The investment in Dada is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2020	2021

	(RMB in millions)
Carrying value of investment in Dada’s ordinary shares	7,280	6,075
Proportionate share of Dada’s net tangible and intangible assets	3,336	2,136

Positive basis difference	3,944	3,939

Positive basis difference has been assigned to:
Goodwill	3,893	3,893
Amortizable intangible assets (*)	68	61
Deferred tax liabilities	(17)	(15)

	3,944	3,939

(*)	As of December 31, 2021, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 4 years.
As of December 31, 2020 and 2021, the market value of the Group’s investment in Dada was RMB25,846 million and RMB9,106 million based on its quoted closing price, respectively.
Investment in JD Technology
As disclosed in Note 6 — “JD Technology reorganization”, investment in JD Technology has been accounted for using the equity method subsequent to June 2020.
In June 2020, the Group entered into agreements with JD Technology, pursuant to which the Group has acquired an aggregate of 36.8% equity interest in JD Technology by converting the profit sharing right and investing additional RMB1.78 billion in cash in JD Technology. Upon the completion of the acquisition of JD Technology’ equity interests, the investment in JD Technology is accounted for using the equity method. In March 2021, the Group transferred JD Cloud & AI with investing additional RMB4 billion in cash in exchange of ordinary shares
in JD Technology, and the Group’s equity interest in JD Technology increased to approximately 41.7%. As the Group and JD Technology are both controlled by Mr. Richard Qiangdong Liu before and after the acquisition of JD Technology’ equity interests, the acquisition is considered to be a transaction under common control. Pursuant to ASC
805-50-25-2,
the Group recorded the investment in JD Technology amounting to RMB7.43 billion and RMB2.62 billion in 2020 and 2021, respectively, based on its proportioned net assets of JD Technology. The difference between consideration transferred and the carrying amounts of the net assets received, which was an increase of
RMB5.65 billion into additional paid-in capital and a decrease of RMB901 million into additional paid-in capital has been recorded for the years ended December 31, 2020 and 2021, respectively.
Investment in ATRenew
Pre-IPO
investment in ATRenew
Prior to 2018, the Group acquired preferred shares of ATRenew for total consideration of
RMB359
million. In June 2019, the Group signed series of agreements with ATRenew, merged its Paipai Secondhand business into ATRenew with certain exclusive traffic resources for the next 5 years, and additionally invested RMB139
million in cash in exchange for an additional preferred shares investment in ATRenew. Total consideration for the above investment in ATRenew was
RMB3,381
million. In 2020 and 2021, the Group completed further investment in preferred shares of ATRenew for a cash consideration of
RMB401 million and RMB129
million, respectively. ATRenew is a leading technology-driven pre-owned
consumer electronics transactions and services platform in China, the investment in ATRenew’s preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance
common stock and had no readily determinable fair value.
Post-IPO
investment in ATRenew
On June 18, 2021, ATRenew completed its initial public offering on the Nasdaq Stock Market (“ATRenew IPO”), upon which the preferred shares investment in ATRenew were converted to ordinary shares in entirety. Pursuant to ASU
2020-01,
the Group remeasured its previously held interest based on the observable price in orderly transactions and recorded a gain from fair value change of RMB2,305
million in others, net in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2021. Concurrently, the Group subscribed ad ditional 2,333,333
ordinary shares of ATRenew with cash consideration
of RMB321
million. Upon the offering, the Group held approximatel
y 33% o
f ATRenew’s issued and outstanding shares and
had two out of seven
board seats. Accordingly, investment in ATRenew’s ordinary shares was accounted for using the equity method as the Group obtained significant influence. In December 2021, the Group purchased
for additional ordinary shares of ATRenew with cash consideration of
RMB41 million.
The investment in ATRenew is accounted for using the equity method with the investment cost allocated as follows:

As of December 31,
2021
(RMB in millions)
Carrying value of investment in ATRenew’s ordinary shares	2,832
Proportionate share of ATRenew’s net tangible and intangible assets	2,209

Positive basis difference	623

Positive basis difference has been assigned to:
Goodwill (*)	35
Amortizable intangible assets (**)	784
Deferred tax liabilities	(196)

623

(*)
In the fourth quarter of 2021, the Group conducted impairment assessments on its investment in ATRenew considering the duration and severity of the decline of ATRenew’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of
RMB3,909
million, to write down the carrying value of its investment in ATRenew to its fair value, based on quoted closing prices of ATRenew as of December 31, 2021.

(**)	As of December 31, 2021, the weighted average remaining life of the intangible assets not included in ATRenew’s consolidated financial statements was 8 years.
As of December 31, 2021, the market value of the Group’s investment in ATRenew was RMB2,832 million based on its quoted closing price.
The Group recorded its interests in Yonghui, Dada, JD Technology and ATRenew one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.
The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Revenues	128,942	140,263	145,582
Gross profit	34,541	45,590	39,736
Income/(loss) from operations	(534)	5,157	1,877
Net income/(loss)	(565)	2,680	(250)
Net income/(loss) attributable to ordinary shareholders	(1,235)	3,292	675

	As of December 31,
	2020	2021

	(RMB in millions)
Current assets	129,535	150,304
Non-current assets	97,110	140,872
Current liabilities	97,669	109,790
Non-current liabilities	17,371	49,919
Non-controlling interests	1,119	973
The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the equity method investments of RMB797 million, RMB488 million and RMB5,514 million were recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, respectively. The valuation of impairment in privately held companies under the Measurement Alternative is discussed in Note 5 — “Fair value measurement”.